Geographic Information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Geographic Information [Line Items]
Long-lived assets	$ 9,247	$ 4,778
Americas (mostly U.S) [Member]
Geographic Information [Line Items]
Long-lived assets	268	314
Israel [Member]
Geographic Information [Line Items]
Long-lived assets	8,385	3,851
EMEA [Member]
Geographic Information [Line Items]
Long-lived assets	341	275
Asia Pacific [Member]
Geographic Information [Line Items]
Long-lived assets	$ 253	$ 338